Post-employment benefits - Summary of Movement in Defined Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes In Defined Benefit Obligation [Abstract]
January 1	$ (23,199)	$ (23,013)
Service Cost	(1,841)	(2,637)	$ (1,321)
of which current service cost	(1,841)	(1,695)
of which past service cost including effects from curtailment	0	(942)
Interest expense	(229)	(294)
Actuarial gains (losses)	180	(1,342)	403
Actual plan participants’ contributions	(1,461)	(1,295)
Transfers (in) out due to (joiners) leavers	1,587	3,644
Currency translation differences	(3,466)	1,738
December 31	(28,429)	(23,199)	(23,013)
Funded
Changes In Defined Benefit Obligation [Abstract]
January 1	(23,147)	(22,972)
Service Cost	(1,827)	(2,625)	(1,311)
of which current service cost	(1,827)	(1,683)
of which past service cost including effects from curtailment	0	(942)
Interest expense	(227)	(293)
Actuarial gains (losses)	185	(1,342)	401
Actual plan participants’ contributions	(1,461)	(1,295)
Transfers (in) out due to (joiners) leavers	1,587	3,644
Currency translation differences	(3,455)	1,736
December 31	(28,345)	(23,147)	(22,972)
Unfunded
Changes In Defined Benefit Obligation [Abstract]
January 1	(52)	(41)
Service Cost	(14)	(12)	(10)
of which current service cost	(14)	(12)
of which past service cost including effects from curtailment	0	0
Interest expense	(2)	(1)
Actuarial gains (losses)	(5)	0	2
Actual plan participants’ contributions	0	0
Transfers (in) out due to (joiners) leavers	0	0
Currency translation differences	(11)	2
December 31	$ (84)	$ (52)	$ (41)